UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21969
                                                    ----------

                          The Gabelli Global Deal Fund
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                          THE GABELLI GLOBAL DEAL FUND

                               Semi-Annual Report
                                  June 30, 2007

TO OUR SHAREHOLDERS,

      Thank you for your continuing investment in The Gabelli Global Deal Fund (the "Fund"). We are pleased to present you with our initial semi-annual report.

      Shares of the Fund began trading on the New York Stock Exchange ("NYSE") under the symbol "GDL" on January 26, 2007 at the public offering price of $20.00. The Fund commenced investment operations on January 31, 2007 with an initial net asset value ("NAV") of $19.06 after underwriting fees and offering expenses. Including the initial distribution of $0.40 per share paid on June 25, 2007, the Fund's net asset value ("NAV") total return was 2.94% since inception of investment operations, compared with a gain of 2.12% for the 3 Month U.S. Treasury Bill Index. From the inception of investment operations on January 31, 2007 to June 30, 2007, the closing market price of the publicly traded shares ranged from $18.50 to $20.95. On June 30, 2007, the Fund's NAV per share was $19.22, while the price of the publicly traded shares closed at $18.50 on the NYSE.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2007.


--------------------------------------------------------------------------------
                        RETURNS THROUGH JUNE 30, 2007 (A)
                        ---------------------------------
                                                                     Since
                                                                   Inception
                                                         Quarter  (01/31/07)
                                                         -------  ----------
GABELLI GLOBAL DEAL FUND
  NAV TOTAL RETURN (B) ..................................  2.25%     2.94%
  INVESTMENT TOTAL RETURN (C)............................ (3.39)    (5.57)
3 Month U.S. Treasury Bill Index.........................  1.29       2.12
S&P 500 Index............................................  6.27       5.36
(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE SOLD, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE 3 MONTH U.S. TREASURY BILL INDEX IS COMPRISED OF A SINGLE ISSUE PURCHASED AT THE BEGINNING OF THE MONTH AND HELD FOR A FULL MONTH. AT THE END OF THE MONTH, THAT ISSUE IS SOLD AND ROLLED INTO THE OUTSTANDING TREASURY BILL THAT MATURES CLOSEST TO, BUT NOT BEYOND THREE MONTHS FROM THE RE-BALANCING DATE. TO QUALIFY FOR SELECTION, AN ISSUE MUST HAVE SETTLED ON OR BEFORE THE RE-BALANCING (MONTH END) DATE. THE STANDARD & POOR'S ("S&P") 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. YOU CANNOT INVEST DIRECTLY IN AN INDEX.
(b) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN NAV PER SHARE AND REINVESTMENT OF DISTRIBUTIONS AT NAV ON THE EX-DIVIDEND DATE AND ARE NET OF EXPENSES. SINCE INCEPTION RETURN IS BASED ON AN INITIAL NAV OF $19.06.
(c) TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN CLOSING MARKET VALUES ON THE NEW YORK STOCK EXCHANGE AND REINVESTMENT OF DISTRIBUTIONS. SINCE INCEPTION RETURN IS BASED ON AN INITIAL OFFERING PRICE OF $20.00.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.
--------------------------------------------------------------------------------

                          THE GABELLI GLOBAL DEAL FUND
                    SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The  following  table  presents   portfolio  holdings  as  a  percent  of  total
investments as of June 30, 2007:

Energy and Utilities.............................     9.2%
Financial Services...............................     8.9%
Media............................................     8.4%
Diversified Industrial...........................     8.1%
Commercial Services..............................     7.6%
Health Care......................................     7.4%
Repurchase Agreements............................     6.8%
Telecommunications...............................     6.3%
Consumer Products................................     6.0%
Metals and Mining................................     5.9%
Computer Software and Services...................     3.6%
Business Services................................     3.4%
Transportation...................................     2.6%
Retail...........................................     2.5%
Real Estate Investment Trusts....................     2.2%
Hotels and Gaming................................     1.8%
U.S. Treasury Bills..............................     1.6%
Food and Beverage................................     1.5%
Electronics......................................     1.5%
Specialty Chemicals..............................     1.4%
Materials........................................     1.3%
Entertainment....................................     1.2%
Aerospace .......................................     0.6%
Automotive.......................................     0.1%
Computer Hardware................................     0.1%
Restaurants......................................     0.0%
Building and Construction........................     0.0%
Agriculture......................................     0.0%
Machinery........................................     0.0%
                                                    -----
                                                    100.0%
                                                    =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

      The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

                          THE GABELLI GLOBAL DEAL FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

               COMMON STOCKS -- 91.6%
               AEROSPACE -- 0.6%
      26,000   Armor Holdings Inc.+ ..............   $  2,229,771  $  2,258,620
                                                     ------------  ------------
               AGRICULTURE -- 0.0%
       1,000   Provimi SA ........................         46,580        46,017
                                                     ------------  ------------
               AUTOMOTIVE -- 0.1%
      10,000   Lear Corp.+ .......................        381,264       356,100
                                                     ------------  ------------
               BUILDING AND CONSTRUCTION -- 0.0%
       1,000   Washington Group
                 International Inc.+ .............         81,055        80,010
                                                     ------------  ------------
               BUSINESS SERVICES -- 3.4%
       1,000   1-800 Contacts Inc.+ ..............         23,925        23,460
      50,000   aQuantive Inc.+ ...................      3,183,975     3,190,000
       2,000   CDW Corp.+ ........................        171,075       169,940
     320,000   First Data Corp. ..................     10,405,615    10,454,400
                                                     ------------  ------------
                                                       13,784,590    13,837,800
                                                     ------------  ------------
               COMMERCIAL SERVICES -- 7.6%
      10,000   Alliance Data Systems Corp.+ ......        783,699       772,800
       3,000   Catalina Marketing Corp. ..........         95,410        94,500
     300,000   Laureate Education Inc.+ ..........     18,275,310    18,498,000
     150,000   PHH Corp.+ ........................      4,648,630     4,681,500
     200,000   The ServiceMaster Co. .............      3,094,936     3,092,000
      70,000   Vertrue Inc.+ .....................      3,374,421     3,414,600
                                                     ------------  ------------
                                                       30,272,406    30,553,400
                                                     ------------  ------------
               COMPUTER HARDWARE -- 0.1%
      10,000   Komag Inc.+ .......................        318,350       318,900
                                                     ------------  ------------
               COMPUTER SOFTWARE AND SERVICES -- 3.6%
       1,500   Affiliated Computer
                 Services Inc., Cl. A+ ...........         90,800        85,080
      50,000   Agile Software Corp.+ .............        398,750       403,000
       5,000   Castelle+ .........................         18,886        19,650
      15,000   Ceridian Corp.+ ...................        530,247       525,000
     338,000   Covansys Corp.+ ...................     11,295,857    11,468,340
       3,000   eCollege.com+ .....................         66,135        66,750
      20,000   Inter-Tel Inc. ....................        523,518       478,600
      10,000   Jupitermedia Corp.+ ...............         76,950        72,800
     125,000   The BISYS Group Inc.+ .............      1,463,101     1,478,750
                                                     ------------  ------------
                                                       14,464,244    14,597,970
                                                     ------------  ------------
               CONSUMER PRODUCTS -- 6.0%
     250,000   Altadis SA ........................     16,263,809    16,647,493
         500   Everlast Worldwide Inc.+ ..........         14,977        16,090
      40,000   Harman International
                 Industries Inc. .................      4,900,066     4,672,000

     SHARES/                                                           MARKET
      UNITS                                              COST          VALUE
    --------                                            ------         ------

      17,000   Herbalife Ltd. ....................   $    664,156  $    674,050
       2,000   Oakley Inc. .......................         56,883        56,800
       5,000   Stride Rite Corp. .................        101,000       101,300
     189,700   The Topps Co. Inc. ................      1,853,907     1,993,747
                                                     ------------  ------------
                                                       23,854,798    24,161,480
                                                     ------------  ------------
               DIVERSIFIED INDUSTRIAL -- 8.1%
       2,000   Mitsubishi Plastics Inc. ..........          6,576         7,488
     500,000   Myers Industries Inc. .............     11,142,677    11,055,000
     193,500   Rinker Group Ltd. (a) .............      3,018,199     3,090,696
     234,200   Rinker Group Ltd., ADR ............     18,407,773    18,642,320
                                                     ------------  ------------
                                                       32,575,225    32,795,504
                                                     ------------  ------------
               ELECTRONICS -- 1.5%
     230,000   Alliance
                 Semiconductor Corp.+ ............      1,131,788     1,150,000
       1,000   American Technical
                 Ceramics Corp.+ .................         23,960        23,870
      50,000   Bel Fuse Inc., Cl. A ..............      1,909,141     1,849,000
       1,000   Color Kinetics Inc.+ ..............         33,355        33,410
      30,000   Techem AG .........................      2,120,735     2,098,396
      22,350   Trimble Navigation Ltd.+ ..........        620,659       719,670
                                                     ------------  ------------
                                                        5,839,638     5,874,346
                                                     ------------  ------------
               ENERGY AND UTILITIES -- 9.2%
   1,000,000   Aquila Inc.+ ......................      4,198,929     4,090,000
      20,800   Cascade Natural Gas Corp. .........        543,263       549,328
       1,000   Countryside Power
                 Income Fund .....................          8,997         8,928
     160,000   Endesa SA .........................      8,482,755     8,707,586
      10,000   Energy East Corp. .................        264,056       260,900
      10,000   Hanover Compressor Co.+ ...........        226,367       238,500
     180,000   KeySpan Corp. .....................      7,359,963     7,556,400
      42,000   NorthWestern Corp. ................      1,426,049     1,336,020
         550   REpower Systems AG+ ...............        104,824        91,189
     420,000   SEMCO Energy Inc.+ ................      3,248,835     3,263,400
      10,000   Torch Energy Royalty Trust ........         80,212        80,400
     165,000   TXU Corp. .........................     10,982,455    11,104,500
                                                     ------------  ------------
                                                       36,926,705    37,287,151
                                                     ------------  ------------
               ENTERTAINMENT -- 1.2%
      50,000   Alliance Atlantis
                 Communications Inc.,
                 Cl. B+ ..........................      2,423,269     2,454,354
     100,000   Gateway Casinos
                 Income Fund .....................      2,255,134     2,360,948
         300   Penn National Gaming Inc.+ ........         17,972        18,027
                                                     ------------  ------------
                                                        4,696,375     4,833,329
                                                     ------------  ------------

                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

     SHARES/                                                           MARKET
      UNITS                                              COST          VALUE
    --------                                            ------         ------

               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES -- 8.9%
      97,000   21st Century
                 Insurance Group .................   $  2,111,614  $  2,120,420
      25,000   A.G. Edwards Inc. .................      2,189,699     2,113,750
      70,000   ABN AMRO Holding NV ...............      3,421,750     3,225,959
       3,000   ABN AMRO Holding NV,
                 ADR .............................        149,859       137,760
       1,000   Accredited Home
                 Lenders Holding Co.+ ............         14,825        13,670
      10,000   Asset Acceptance
                 Capital Corp.+ ..................        189,050       177,000
       5,000   Banco BPI SA ......................         42,725        44,529
      70,000   Bristol West Holdings Inc. ........      1,547,436     1,565,900
     130,000   Compass Bancshares Inc. ...........      9,062,065     8,967,400
       6,000   First Republic Bank ...............        321,980       321,960
      20,000   Great American Financial
                 Resources Inc. ..................        484,717       483,800
       1,000   International Securities
                 Exchange Holdings Inc. ..........         65,732        65,350
      85,000   Investors Financial
                 Services Corp. ..................      5,160,519     5,241,950
       1,000   James River Group Inc. ............         34,105        33,230
      90,000   Nuveen Investments Inc.,
                 Cl. A ...........................      5,693,294     5,593,500
      14,800   Ohio Casualty Corp. ...............        639,222       640,988
       2,000   Premier Community
                 Bankshares Inc. .................         66,471        65,320
      85,000   SLM Corp. .........................      4,703,529     4,894,300
                                                     ------------  ------------
                                                       35,898,592    35,706,786
                                                     ------------  ------------
               FOOD AND BEVERAGE -- 1.5%
       2,000   Bull-Dog Sauce Co. Ltd. ...........         27,134        26,315
       4,680   Nissin Food
                 Products Co. Ltd. ...............        164,382       156,982
      10,000   Pathmark Stores Inc.+ .............        127,698       129,600
      28,300   Van Houtte Inc. ...................        660,065       660,975
     310,000   Wild Oats Markets Inc.+ ...........      5,691,713     5,195,600
                                                     ------------  ------------
                                                        6,670,992     6,169,472
                                                     ------------  ------------
               HEALTH CARE -- 7.4%
       1,200   Bausch & Lomb Inc. ................         80,027        83,328
       5,200   Bioenvision Inc.+ .................         29,367        30,056
     400,000   Biomet Inc. .......................     17,847,389    18,288,000
         500   Digene Corp.+ .....................         30,178        30,025
      40,000   Genesis HealthCare Corp.+ .........      2,639,302     2,736,800
     110,000   Sierra Health Services Inc.+ ......      4,557,208     4,573,800
       3,000   Tanox Inc.+ .......................         58,275        58,230
      70,000   Triad Hospitals Inc.+ .............      3,468,160     3,763,200

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

       1,500   Ventana Medical
                 Systems Inc.+ ...................   $    114,647  $    115,905
                                                     ------------  ------------
                                                       28,824,553    29,679,344
                                                     ------------  ------------
               HOTELS AND GAMING -- 1.8%
      60,000   Harrah's Entertainment Inc. .......      5,096,679     5,115,600
      25,000   Station Casinos Inc. ..............      2,180,219     2,170,000
                                                     ------------  ------------
                                                        7,276,898     7,285,600
                                                     ------------  ------------
               MACHINERY -- 0.0%
       1,000   Fuji Robin Industries Ltd.+ .......          2,213         2,599

               MATERIALS -- 1.3%
      15,000   Florida Rock Industries Inc. ......        996,707     1,012,500
      12,500   Intertape Polymer
                 Group Inc.+ .....................         58,500        56,250
     111,200   St. Lawrence Cement
                 Group Inc., Cl. A ...............      4,048,363     4,297,680
                                                     ------------  ------------
                                                        5,103,570     5,366,430
                                                     ------------  ------------
               MEDIA -- 8.4%
     100,000   APN News & Media Ltd. .............        469,655       495,964
     305,000   Cablevision Systems Corp.,
                 Cl. A+ ..........................     10,580,126    11,037,950
     400,000   Clear Channel
                 Communications Inc. .............     14,731,800    15,128,000
      40,000   Dow Jones & Co. Inc. ..............      2,356,866     2,298,000
     150,000   Endemol NV ........................      4,921,324     4,919,131
       1,000   Moscow CableCom Corp.+ ............         12,393        12,840
                                                     ------------  ------------
                                                       33,072,164    33,891,885
                                                     ------------  ------------
               METALS AND MINING -- 5.9%
      20,000   Alcan Inc. ........................      1,657,540     1,626,000
       1,000   Cumerio NV/SA .....................         40,066        41,280
       5,000   Gloucester Coal Ltd. ..............         20,075        21,492
      70,000   IPSCO Inc. ........................     11,072,387    11,121,600
     400,000   LionOre Mining
                 International Ltd.+ .............      9,920,672    10,495,189
      20,000   Peru Copper Inc.+ .................        122,207       122,037
      14,500   Uranium One Inc.+ .................        192,657       184,713
                                                     ------------  ------------
                                                       23,025,604    23,612,311
                                                     ------------  ------------
               REAL ESTATE INVESTMENT TRUSTS -- 2.2%
         500   America First Apartment
                 Investors Inc. ..................         12,537        12,375
       2,000   Archstone-Smith Trust .............        120,423       118,220
       5,000   Crescent Real Estate
                 Equities Co. ....................        111,950       112,200
     110,000   Equity Inns Inc. ..................      2,501,500     2,464,000
      10,000   Highland Hospitality Corp. ........        192,378       192,000

                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                            JUNE 30, 2007 (UNAUDITED)

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     260,200   Innkeepers USA Trust ..............   $  4,586,850  $  4,613,346
     100,000   Winston Hotels Inc. ...............      1,447,315     1,500,000
                                                     ------------  ------------
                                                        8,972,953     9,012,141
                                                     ------------  ------------
               RESTAURANTS -- 0.0%
       1,000   Friendly Ice Cream Corp.+ .........         15,190        15,160
       6,000   The Smith & Wollensky
                 Restaurant Group Inc.+ ..........         54,926        65,160
                                                     ------------  ------------
                                                           70,116        80,320
                                                     ------------  ------------
               RETAIL -- 2.5%
       3,120   AOKI Holdings Inc. ................         53,769        59,676
     350,000   Dollar General Corp. ..............      7,548,215     7,672,000
      25,000   Genesco Inc.+ .....................      1,338,241     1,307,750
       1,000   Getaz Romang Holding SA+ ..........        923,014       902,988
         200   Guitar Center Inc.+ ...............         11,977        11,962
                                                     ------------  ------------
                                                        9,875,216     9,954,376
                                                     ------------  ------------
               SPECIALTY CHEMICALS -- 1.4%
       3,000   Huntsman Corp. ....................         72,780        72,930
     160,000   Pioneer Companies Inc.+ ...........      5,490,566     5,499,200
                                                     ------------  ------------
                                                        5,563,346     5,572,130
                                                     ------------  ------------
               TELECOMMUNICATIONS -- 6.3%
       5,000   Aeroflex Inc.+ ....................         69,585        70,850
     200,000   Alltel Corp. ......................     13,664,576    13,510,000
       1,000   Andrew Corp.+ .....................         14,390        14,440
     100,000   Asia Satellite
                 Telecommunications
                 Holdings Ltd., ADR ..............      2,244,548     2,032,500
     200,000   Avaya Inc.+ .......................      3,423,964     3,368,000
       5,000   BCE Inc. ..........................        140,497       188,950
      15,000   CT Communications Inc. ............        463,647       457,650
         500   Eschelon Telecom Inc.+ ............         14,486        14,800
     400,000   Portugal Telecom SGPS SA ..........      5,317,041     5,538,337
       5,000   Stratos Global Corp.+ .............         32,434        31,870
       5,000   Terayon Communication
                 Systems Inc.+ ...................          8,800         8,800
                                                     ------------  ------------
                                                       25,393,968    25,236,197
                                                     ------------  ------------

                                                                       MARKET
     SHARES                                              COST           VALUE
    --------                                           --------       --------


               TRANSPORTATION -- 2.6%
     100,000   EGL Inc.+ .........................   $  4,649,487  $  4,648,000
      10,000   Florida East Coast
                 Industries Inc. .................        839,503       829,800
       5,000   Interpool Inc. ....................        133,600       134,500
     140,000   Laidlaw International Inc. ........      4,837,369     4,837,000
       2,000   Midwest Air Group Inc.+ ...........         28,990        30,040
       2,000   The Cronos Group ..................         31,183        31,660
                                                     ------------  ------------
                                                       10,520,132    10,511,000
                                                     ------------  ------------
               TOTAL
                 COMMON STOCKS                        365,741,318   369,081,218
                                                     ------------  ------------
   PRINCIPAL
    AMOUNT
---------------

               SHORT-TERM OBLIGATIONS -- 8.4%
               REPURCHASE AGREEMENTS -- 6.8%
 $27,401,000   Barclays Capital Inc.,
                 5.250%, dated 06/29/2007,
                 due 07/02/07, proceeds at
                 maturity, $27,412,988 (b) .......     27,401,000    27,401,000
                                                     ------------  ------------
               U.S. TREASURY BILLS -- 1.6%
   6,476,000   U.S. Treasury Bills,
                 4.599% to 4.863%++,
                 08/02/07 to 09/27/07 ............      6,415,569     6,414,578
                                                     ------------  ------------
               TOTAL SHORT-TERM
                 OBLIGATIONS .....................     33,816,569    33,815,578
                                                     ------------  ------------
TOTAL INVESTMENTS -- 100.0% ......................   $399,557,887   402,896,796
                                                     ============

OTHER ASSETS AND LIABILITIES (NET) ...............................    5,523,242
                                                                   ------------
NET ASSETS - COMMON SHARES
  (21,255,236 common shares outstanding) ......................... $408,420,038
                                                                   ============

NET ASSET VALUE PER COMMON SHARE
  ($408,420,038 / 21,255,236 shares outstanding) .................       $19.22
                                                                         ======


(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, the market value of the Rule 144A security amounted to $3,090,696 or 0.77% of total investments.
(b) Collateralized by $27,940,000 Federal Home Loan Bank, 5.250%, due 12/24/08, market value $27,949,020.
+    Non-income producing security.
++   Represents annualized yield at date of purchase.
ADR  American Depository Receipt


                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
  Investments, at value (cost $372,156,887).............. $375,495,796
  Repurchase agreements, at value (cost $27,401,000).....   27,401,000
  Foreign currency, at value (cost $13,280)..............       13,306
  Cash...................................................          468
  Receivable for investments sold........................   10,927,175
  Dividends receivable...................................      583,065
  Unrealized appreciation on swap contracts..............      310,473
                                                          ------------
  TOTAL ASSETS...........................................  414,731,283
                                                          ------------
LIABILITIES:
  Distributions payable..................................    3,201,264
  Payable for investments purchased......................    1,795,630
  Payable for offering expenses..........................      673,966
  Payable for investment advisory fees...................      518,587
  Payable for Trustees' fees.............................          789
  Payable for accounting fees............................          242
  Other accrued expenses.................................      120,767
                                                          ------------
  TOTAL LIABILITIES......................................    6,311,245
                                                          ------------
  NET ASSETS applicable to 21,255,236
    shares outstanding................................... $408,420,038
                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital........................................ $405,125,008
  Distribution in excess of net investment income and
    net realized gains on investments, swap contracts,
    and foreign currency transactions....................     (354,835)
  Net unrealized appreciation on investments.............    3,338,909
  Net unrealized appreciation on swap contracts..........      310,473
  Net unrealized appreciation on foreign
    currency translations................................          483
                                                          ------------
  NET ASSETS............................................. $408,420,038
                                                          ============
  NET ASSET VALUE:
    ($408,420,038 / 21,255,236 shares outstanding;
    unlimited number of shares authorized)...............       $19.22
                                                                ======

                             STATEMENT OF OPERATIONS
               FOR THE PERIOD ENDED JUNE 30, 2007 (A) (UNAUDITED)

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $99,807)............. $ 2,509,386
  Interest................................................   1,853,868
                                                           -----------
  TOTAL INVESTMENT INCOME.................................   4,363,254
                                                           -----------
EXPENSES:
  Investment advisory fees................................   1,174,330
  Shareholder communications expenses.....................      81,926
  Custodian fees..........................................      50,999
  Trustees' fees..........................................      28,289
  Legal and audit fees....................................      26,705
  Accounting fees.........................................      18,992
  Payroll expenses........................................      15,343
  Shareholder services fees...............................       4,471
  Miscellaneous expenses..................................      20,983
                                                           -----------
  TOTAL EXPENSES..........................................   1,422,038
  Less: Custodian fee credits.............................     (30,896)
                                                           -----------
  NET EXPENSES............................................   1,391,142
                                                           -----------
  NET INVESTMENT INCOME...................................   2,972,112
                                                           -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS, SWAP CONTRACTS, AND
  FOREIGN CURRENCY:
  Net realized gain on investments........................   5,605,376
  Net realized loss on swap contracts.....................    (293,743)
  Net realized loss on foreign currency transactions......    (136,486)
                                                           -----------
  Net realized gain on investments, swap contracts,
    and foreign currency transactions.....................   5,175,147
                                                           -----------
  Net change in unrealized appreciation/depreciation:
    on investments........................................   3,338,909
    on swap contracts.....................................     310,473
    on foreign currency translations......................         483
                                                           -----------
  Net change in unrealized appreciation/depreciation
    on investments, swap contracts, and
    foreign currency translations.........................   3,649,865
                                                           -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS, SWAP CONTRACTS, AND
    FOREIGN CURRENCY......................................   8,825,012
                                                           -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS....................................... $11,797,124
                                                           ===========
--------------------
(a) The Gabelli Global Deal Fund commenced investment operations on January 31, 2007.


                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     PERIOD ENDED
                                                                                                   JUNE 30, 2007(A)
                                                                                                      (UNAUDITED)
                                                                                                    --------------

OPERATIONS:
   Net investment income............................................................................ $  2,972,112
   Net realized gain on investments, swap contracts, and foreign currency transactions..............    5,175,147
   Net change in unrealized appreciation/depreciation on investments, swap contracts, and
     foreign currency translations .................................................................    3,649,865
                                                                                                     ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................   11,797,124
                                                                                                     ------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income............................................................................   (2,972,112)*
   Net realized gain on investments, swap contracts, and foreign currency transactions..............   (5,175,147)*
   Return of capital................................................................................     (354,835)*
                                                                                                     ------------
   TOTAL DISTRIBUTIONS TO COMMON SHAREHOLDERS.......................................................   (8,502,094)
                                                                                                     ------------
FUND SHARE TRANSACTIONS:
   Net increase in net assets from common shares issued in offering.................................  405,875,000
   Offering costs for common shares charged to paid-in-capital......................................     (850,000)
                                                                                                     ------------
   NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS..........................................  405,025,000
                                                                                                     ------------
   NET INCREASE IN NET ASSETS.......................................................................  408,320,030
NET ASSETS:
   Beginning of period..............................................................................      100,008
                                                                                                     ------------
   End of period (including undistributed net investment income of $0).............................. $408,420,038
                                                                                                     ============

--------------------
(a)  The Gabelli Global Deal Fund commenced investment operations on
     January 31, 2007.
  * Based on year to date book income. Amounts are subject to change and recharacterization at fiscal year end.


                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Global Deal Fund (the "Fund") is a non-diversified closed-end management investment company organized as a Delaware statutory trust on October 17, 2006 and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund sold 5,236 shares to Gabelli Funds, LLC (the "Adviser") for $100,008 on December 22, 2006. Investment operations commenced on January 31, 2007 upon the settlement of the sale of 18,750,000 shares of beneficial interest in the amount of $357,375,000 (net of underwriting fees and expenses of $17,625,000). In addition, on March 9, 2007, the Fund issued 2,500,000 shares of beneficial interest in the amount of $47,650,000 (net of underwriting fees and expenses of $2,350,000) in conjunction with the exercise of the underwriters' overallotment option. The Adviser agreed to pay all the Fund's organizational costs and the amount by which the Fund's offering costs (other than the underwriting fees) exceed $0.04 per common share.

     The Fund's primary investment objective is to achieve absolute returns in various market conditions without excessive risk of capital. The Fund will seek to achieve its objective by investing primarily in merger arbitrage transactions and, to a lesser extent, in corporate reorganizations involving stubs, spin-offs, and liquidations. Under normal market conditions, the Fund will invest at least 80% of its assets in securities or hedging arrangements relating to companies involved in corporate transactions or reorganizations, giving rise to the possibility of realizing gains upon or within relatively short periods of time after the completion of such transactions or reorganizations.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

     REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2007, the Fund had an investment of $27,401,000 in a repurchase agreement.

     SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments on the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statement of Assets and Liabilities.

     Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of periodic payment or termination of swap agreements.

     The Fund has entered into equity swap agreements with Bear, Stearns International Limited. Details of the swaps at June 30, 2007 are as follows:

                                                                                                                  NET UNREALIZED
                NOTIONAL                     EQUITY SECURITY                  INTEREST RATE/         TERMINATION   APPRECIATION/
                 AMOUNT                         RECEIVED                   EQUITY SECURITY PAID         DATE      (DEPRECIATION)
                --------                     ---------------              ----------------------     ------------ --------------
                                               Market Value                 Overnight LIBOR plus
                                              Appreciation on:          Market Value Depreciation on:
        $11,115,993 (500,000 shares)        Alliance Boots plc               Alliance Boots plc          2/15/08     $232,358
3920 British Pounds (2,000 shares)         Universal Salvage plc            Universal Salvage plc        2/15/08           62
        $ 5,982,172 (485,000 shares)         Reuters Group plc                Reuters Group plc          3/17/08       34,393
            653,248 (50,000 shares)           SurfControl plc                  SurfControl plc           3/17/08       15,839
            211,658 (25,000 shares)        SSL International plc            SSL International plc        3/17/08        3,342
            125,564 (100,000 shares)      Gulf Keystone Petroleum Ltd.   Gulf Keystone Petroleum Ltd.    4/15/08      (28,994)
          5,318,582 (250,000 shares)             Hanson plc                      Hanson plc              4/15/08       60,104
            313,225 (25,000 shares)   Imperial Chemical Industries plc  Imperial Chemical Industries plc 5/15/08       (6,631)
                                                                                                                     --------
                                                                                                                     $310,473
                                                                                                                     ========

     FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At June 30, 2007, there were no open futures contracts.

     SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of June 30, 2007.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2007, there were no open forward foreign exchange contracts.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

     FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

     FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

     CONCENTRATION RISKS. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

     MERGER ARBITRAGE RISK. The principal risk associated with the Fund's investment strategy is that certain of the proposed reorganizations in which the Fund invests may involve a longer time frame than originally contemplated, or be renegotiated or terminated in which case losses may be realized. The Fund invests all or a portion of its assets to seek short-term capital appreciation. This can be expected to increase the portfolio turnover rate and cause increased brokerage commission costs.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

     CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

     PROVISION FOR INCOME TAXES. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                                        GROSS              GROSS
                                                     UNREALIZED         UNREALIZED       NET UNREALIZED
                                       COST         APPRECIATION       DEPRECIATION       APPRECIATION
                                       ----         ------------       ------------       ------------
       Investments............... $399,563,036       $5,701,338       $(2,367,578)        $3,333,760
       Swap contracts............           --          346,098           (35,625)           310,473
                                                     ----------       -----------         ----------
                                                     $6,047,436       $(2,403,203)        $3,644,233
                                                     ==========       ===========         ==========

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007 and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a base fee, computed weekly and paid monthly, equal on an annual basis to 0.50% of the value of the Fund's average weekly managed assets. Managed assets consist of all of the assets of the Fund without deduction for borrowings, repurchase transactions and other leveraging techniques, the liquidation value of any outstanding preferred shares, or other liabilities except for certain ordinary course expenses. In addition, the Fund may pay the Adviser an annual performance fee at calendar year end if the Fund's total return on its managed assets during the calendar year in question exceeds the total return of the 3 Month U.S. Treasury Bill Index (the "T-Bill Index") during the same period. For every 4 basis points that the Fund's total return exceeds the T-Bill Index, the Fund will accrue weekly and pay annually 1 basis point performance fee up to a maximum performance fee of 150 basis points. Under the performance fee arrangement, the annual rate of the total fees paid to the Adviser can range from 0.50% to 2.00% of the average weekly managed assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio and oversees the administration of all aspects of the Fund's business and affairs.

     During the period ended June 30, 2007, the Fund paid brokerage commissions of $589,592 to Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the period ended June 30, 2007, the Fund paid or accrued $18,992 to the Adviser in connection with the cost of computing the Fund's NAV.

     As per the approval of the Board, the Fund compensates officers of the Fund that are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive-based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2007 the Fund paid or accrued $15,343, which is included in payroll expenses in the Statement of Operations.

     The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended in person ($500 if attended telephonically) and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per committee meeting attended. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the period ended June 30, 2007, other than short-term and U.S. Government securities, aggregated $907,843,075 and $218,230,216, respectively.

5. CAPITAL. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the period ended June 30, 2007, the Fund did not repurchase any shares of beneficial interest in the open market.

     Transactions in shares of beneficial interest were as follows:

                                                                                    PERIOD ENDED
                                                                                  JUNE 30, 2007(A)
                                                                                     (UNAUDITED)
                                                                             --------------------------
                                                                               SHARES         AMOUNT
                                                                             ----------    ------------

    Shares issued in offering.............................................   21,250,000    $405,025,000

-----------------------
(a) The Gabelli Global Deal Fund commenced investment operations on January 31, 2007.

                          THE GABELLI GLOBAL DEAL FUND
              NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

6. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund. The staff's notice to the Adviser did not relate to the Fund.

                          THE GABELLI GLOBAL DEAL FUND
                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A COMMON SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD:

                                                                                                       PERIOD ENDED
                                                                                                     JUNE 30, 2007(D)
                                                                                                        (UNAUDITED)
                                                                                                     ----------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period..............................................................     $  19.06(e)
                                                                                                          --------
   Net investment income.............................................................................         0.12
   Net realized and unrealized gain on investments, swap contracts, and foreign currency transactions         0.44
                                                                                                          --------
   Total from investment operations..................................................................         0.56
                                                                                                          --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
   Net investment income.............................................................................        (0.14)*
   Net realized gains on investments, swap contracts, and foreign currency transactions..............        (0.24)*
   Return of capital ...............................................................................         (0.02)*
                                                                                                          --------
   Total distributions to common shareholders .......................................................        (0.40)
                                                                                                          --------
   NET ASSET VALUE, END OF PERIOD....................................................................     $  19.22
                                                                                                          ========
   Net asset value total return +(a).................................................................         2.94%
                                                                                                          ========
   Market value, end of period.......................................................................     $  18.50
                                                                                                          ========
   Total investment return ++(b).....................................................................        (5.57)%
                                                                                                          ========
RATIOS AND SUPPLEMENTAL DATA:
   Net assets end of period (in 000's)...............................................................     $408,420
   Ratio of net investment income to average net assets..............................................         1.80%(f)
   Ratio of operating expenses to average net assets (c).............................................         0.86%(f)
   Portfolio turnover rate...........................................................................           75%

--------------
 + Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
++ Based on market value per share, adjusted for reinvestment of distributions at prices obtained under the Fund's dividend reinvestment plan. Total return for a period of less than one year is not annualized.
 * Based on fiscal period to date book income. Amounts are subject to change and recharacterization at the end of the fiscal period.
(a) Based on net asset value per share at commencement of operations of $19.06 per share.
(b) Based on market value per share at initial public offering of $20.00 per share.
(c) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the period ended June 30, 2007 would have been 0.84%.
(d) The Gabelli Global Deal Fund commenced investment operations on January 31, 2007.
(e) The beginning of period NAV reflects a $0.04 reduction for costs associated with the initial public offering.
(f)  Annualized.





                 See accompanying notes to financial statements.

                          THE GABELLI GLOBAL DEAL FUND
              CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT WITH
                         GABELLI FUNDS, LLC (UNAUDITED)

At its meeting on November 8, 2006, the Board of Trustees ("Board") of the Fund approved the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the Fund's portfolio management team, the team leader, the depth of the analyst pool available to the Adviser and portfolio team, the scope of services proposed to be provided by the Adviser and its track record in providing similar services to other open- and closed-end funds. The Independent Board Members noted the experience, length of service, and reputation of the portfolio team, including in the merger arbitrage area.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed information regarding the investment performance of other registered and unregistered funds advised or subadvised by the Adviser and its affiliates that invest regularly in arbitrage situations and noted that, although the Fund had no performance history as it had not yet commenced operations, the Adviser appeared to have the capability of achieving reasonable investment performance.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the potential profitability of the Fund to the Adviser and noted that the fulcrum fee was designed so that the Adviser would likely experience substantially below average profitability from the Fund if the Fund did not outperform the T-Bill Index and higher than average profitability if the Fund reached a reasonable size and substantially outperformed the T-Bill Index.

ECONOMIES OF SCALE. The Independent Board Members noted that after completion of the initial offering, meaningful economies of scale could not occur in the absence of secondary offerings.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee for the Fund did not take into account any potential economies of scale that might develop.

SERVICE AND COST COMPARISONS. The Independent Board Members reviewed the Fund's pro forma expense ratios and also compared the structure of the investment advisory fee to the fees for other funds managed by the Adviser and selected private arbitrage funds as to which information was available.

CONCLUSIONS. The Independent Board Members concluded that the Fund would enjoy highly experienced portfolio management services and good ancillary services. The Independent Board Members determined that the reference index chosen for the fulcrum fee structure was appropriate inasmuch as arbitrage performance is often measured against risk free returns, that the rate of profit sharing built into the formula was fair, that the maximum fee was not unreasonable (particularly in light of the requirement of earning the higher returns necessary for higher fee levels net of the higher fees), and that the one year measuring period was sufficient and consistent with the short-term nature of the Fund's investment program. The Independent Board Members also concluded that the fee was structured in a favorable manner to investors in relation to the performance of the Fund and in relation to other arbitrage funds of which they were aware. The Board concluded that the potential profitability of the Fund to the Adviser would be reasonable in view of the performance necessary to achieve any particular level of profitability and that economies of scale and potential additional profit to the Adviser and its affiliates from portfolio execution services were not material to their decision. The Independent Board Members noted, but did not take into account in their evaluation of the reasonableness of the fee, that the Adviser and/or its affiliates were proposing to pay structuring amounts and/or continuing payments to certain of the underwriters out of their own assets. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend approval of the investment advisory agreement to the full Board.

                         AUTOMATIC DIVIDEND REINVESTMENT
                        AND VOLUNTARY CASH PURCHASE PLANS

ENROLLMENT IN THE PLAN

      It is the policy of The Gabelli Global Deal Fund (the "Fund") to automatically reinvest dividends payable to common shareholders. As a "registered" shareholder you automatically become a participant in the Fund's Automatic Dividend Reinvestment Plan (the "Plan"). The Plan authorizes the Fund to issue common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer ("AST") to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

                          The Gabelli Global Deal Fund
                           c/o American Stock Transfer
                                6201 15th Avenue
                               Brooklyn, NY 11219

      Shareholders requesting this cash election must include the shareholder's name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan may contact AST at (888) 422-3262.

      If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of "street name" and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in "street name" at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

      The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund's common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund's common shares. The valuation date is the dividend or distribution payment date or, if that date is not a New York Stock Exchange ("NYSE") trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE, or elsewhere, for the participants' accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

      The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

VOLUNTARY CASH PURCHASE PLAN

   The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

   Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund's common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

   SHAREHOLDERS WISHING TO LIQUIDATE SHARES HELD AT AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

   For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

   The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

                              TRUSTEES AND OFFICERS
                          THE GABELLI GLOBAL DEAL FUND
                    ONE CORPORATE CENTER, RYE, NY 10580-1422

TRUSTEES                                       OFFICERS

Mario J. Gabelli, CFA                          Bruce N. Alpert
   CHAIRMAN & CHIEF EXECUTIVE OFFICER,            PRESIDENT
   GAMCO INVESTORS, INC.
                                               Carter W. Austin
Anthony J. Colavita                               VICE PRESIDENT
   ATTORNEY-AT-LAW,
   ANTHONY J. COLAVITA, P.C.                   Peter D. Goldstein
                                                  CHIEF COMPLIANCE OFFICER
James P. Conn
   FORMER MANAGING DIRECTOR &                  James E. McKee
   CHIEF INVESTMENT OFFICER,                      SECRETARY
   FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
                                               Sheila J. Moore
Clarence A. Davis                                 ASSISTANT VICE PRESIDENT & OMBUDSMAN
   CHIEF EXECUTIVE OFFICER,
   NESTOR, INC.                                Agnes Mullady
                                                  TREASURER
Mario d'Urso
   CHAIRMAN, MITTEL CAPITAL MARKETS SPA        David I. Schachter
                                                  VICE PRESIDENT
Arthur V. Ferrara
   FORMER CHAIRMAN & CHIEF EXECUTIVE OFFICER,  INVESTMENT ADVISER
   GUARDIAN LIFE INSURANCE COMPANY OF AMERICA  Gabelli Funds, LLC
                                               One Corporate Center
Michael J. Melarkey                            Rye, New York  10580-1422
   ATTORNEY-AT-LAW,
   AVANSINO, MELARKEY, KNOBEL & MULLIGAN       CUSTODIAN
                                               Bank of New York Mellon
Edward T. Tokar
   SENIOR MANAGING DIRECTOR,                   COUNSEL
   BEACON TRUST COMPANY                        Skadden, Arps, Slate, Meagher & Flom LLP

Salvatore J. Zizza                             TRANSFER AGENT AND REGISTRAR
   CHAIRMAN, ZIZZA & CO., LTD.                 American Stock Transfer and Trust Company

                                               STOCK EXCHANGE LISTING
                                                                                  Common
                                                                                  ------
                                               NYSE-Symbol:                         GDL
                                               Shares Outstanding:              21,255,236

                                               The Net Asset Value per share appears in
                                               the Publicly Traded Funds column, under
                                               the heading "Specialized Equity Funds,"
                                               in Monday's The Wall Street Journal. It
                                               is also listed in Barron's Mutual
                                               Funds/Closed End Funds section under the
                                               heading "Specialized Equity Funds."

                                               The Net Asset Value per share may be
                                               obtained each day by calling (914)
                                               921-5070 or visiting www.gabelli.com.

--------------------------------------------------------------------------------
For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds' Internet homepage at: WWW.GABELLI.COM, or e-mail us at: closedend@gabelli.com
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase its common shares in the open market when the Fund's shares are trading at a discount of 7.5% or more from the net asset value of the shares.
--------------------------------------------------------------------------------

THE GABELLI GLOBAL DEAL FUND
ONE CORPORATE CENTER
RYE, NY 10580-1422
(914) 921-5070
WWW.GABELLI.COM




                                                     SEMI-ANNUAL REPORT
                                                     JUNE 30, 2007









                                                                     GDL 2Q/2007

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

                                       REGISTRANT PURCHASES OF EQUITY SECURITIES
=============================================================================================================================
                                                                  (C) TOTAL NUMBER OF         (D) MAXIMUM NUMBER (OR
                                                                   SHARES (OR UNITS)        APPROXIMATE DOLLAR VALUE) OF
             (A) TOTAL NUMBER OF                                  PURCHASED AS PART OF     SHARES (OR UNITS) THAT MAY YET
              SHARES (OR UNITS)      (B) AVERAGE PRICE PAID     PUBLICLY ANNOUNCED PLANS    BE PURCHASED UNDER THE PLANS
   PERIOD         PURCHASED            PER SHARE (OR UNIT)           OR PROGRAMS                    OR PROGRAMS
=============================================================================================================================
Month #1     Common - N/A              Common - N/A               Common - N/A               Common - 18,755,236
01/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
01/31/07
=============================================================================================================================
Month #2     Common - N/A              Common - N/A               Common - N/A               Common - 18,755,236
02/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
02/28/07
=============================================================================================================================
Month #3     Common - N/A              Common - N/A               Common - N/A               Common - 21,255,236
03/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
03/31/07
=============================================================================================================================
Month #4     Common - N/A              Common - N/A               Common - N/A               Common - 21,255,236
04/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
04/30/07
=============================================================================================================================
Month #5     Common - N/A              Common - N/A               Common - N/A               Common - 21,255,236
05/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
05/31/07
=============================================================================================================================
Month #6     Common - N/A              Common - N/A               Common - N/A               Common - 21,255,236
06/01/07
through      Preferred - N/A           Preferred - N/A            Preferred - N/A            Preferred - N/A
06/30/07
=============================================================================================================================
Total        Common - N/A              Common - N/A               Common - N/A               N/A

             Preferred - N/A           Preferred - N/A            Preferred - N/A
=============================================================================================================================

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a. The date each plan or program was announced - The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund's quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.
b. The dollar amount (or share or unit amount) approved - Any or all common shares outstanding may be repurchased when the Fund's common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund's preferred shares are trading at a discount to the liquidation value of $25.00.
c. The expiration date (if any) of each plan or program - The Fund's repurchase plans are ongoing.
d. Each plan or program that has expired during the period covered by the table - The Fund's repurchase plans are ongoing.
e. Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. - The Fund's repurchase plans are ongoing.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications  pursuant to Rule  30a-2(b) under the  1940  Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Global Deal Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 31, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer
                           and Treasurer


Date              August 31, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.